Annual Total Returns - Fidelity Large Cap Value Index Fund [BarChart] - 04.30 Fidelity Large Cap Value Index Fund PRO-12 - Fidelity Large Cap Value Index Fund	Jun. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Jun. 07, 2016
Fidelity Large Cap Value Index Fund
Bar Chart Table:
Annual Return 2017	13.79%
Annual Return 2018	(8.26%)
Annual Return 2019	26.51%
Annual Return 2020	2.86%
Annual Return 2021	25.11%